INVESTMENTS - NON-RESTRICTED	12 Months Ended
Sep. 30, 2011
INVESTMENTS - NON-RESTRICTED
INVESTMENTS - NON-RESTRICTED

NOTE 4: INVESTMENTS—NON-RESTRICTED

        Non-restricted investments are comprised of certificates of deposit, government bonds and corporate bonds. We have total non-restricted investments of $2.8 million and $1.4 million as of September 30, 2011 and 2010 respectively. As of September 30, 2011, non-restricted investments of $1.7 million will mature within one year and $1.1 million will mature before five years, $30,000 will mature after 10 years.

        The following table represents the non-restricted investments as of September 30, 2011 and 2010:

	As of September 30, 2011				As of September 30, 2010
	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Non-restricted investments:
Certificates of deposit	$900,012	$—	$—	$900,012	$100,000	$—	$—	$100,000
Government bonds	1,932,960	—	—	1,932,960	1,039,008	—	—	1,039,008
Corporate bonds	—	—	—	—	303,726	—	—	303,726

Total restricted investments	$2,832,972	$—	$—	$2,832,972	$1,442,734	$—	$—	$1,442,734

        During fiscal 2011and 2010, we did not recognize any material realized gains or losses or receive proceeds from sales on non-restricted investments.